Information on remuneration - Remuneration of the Supervisory Board (Detail) - Supervisory board [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information on remuneration [Line Items]
Key management personnel compensation	€ 1,325,891	€ 1,314,587	€ 1,202,916
F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	177,346	87,513
P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	142,440	119,102	114,500
J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation	69,505	201,345	197,000
C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation	57,397	171,269	187,167
N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	120,269	125,269	145,000
O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation	40,137	116,269	131,833
D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	138,639	154,269	158,500
A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	116,269	116,269	121,333
M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	131,769	133,769	51,500
P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	136,769	89,513
I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	116,269
S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	79,081
H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation			55,333
J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation			40,750
Membership [Member]
Information on remuneration [Line Items]
Key management personnel compensation	1,044,644	1,013,333	870,000
Membership [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	141,301	76,667
Membership [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	109,863	100,000	100,000
Membership [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation	53,507	155,000	155,000
Membership [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation	39,699	115,000	115,000
Membership [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation	34,521	100,000	100,000
Membership [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	41,667
Membership [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	66,667
Membership [Member] | I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000
Membership [Member] | S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	65,753
Membership [Member] | H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation			33,333
Membership [Member] | J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation			25,000
Committees [Member]
Information on remuneration [Line Items]
Key management personnel compensation	242,652	236,000	201,916
Committees [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	27,808	9,333
Committees [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	27,808	9,333	0
Committees [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation	12,082	35,000	35,000
Committees [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation	16,915	49,000	50,167
Committees [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	18,000	18,000	18,000
Committees [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation	4,833	14,000	19,833
Committees [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	36,370	42,000	41,500
Committees [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	14,000	14,000	9,333
Committees [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	27,000	24,000	1,500
Committees [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	32,000	21,333
Committees [Member] | I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	14,000
Committees [Member] | S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	11,836
Committees [Member] | H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation			16,333
Committees [Member] | J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation			10,250
Other compensation [Member]
Information on remuneration [Line Items]
Key management personnel compensation	38,595	65,254	131,000
Other compensation [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	8,237	1,513
Other compensation [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	4,769	9,769	14,500
Other compensation [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation	3,916	11,345	7,000
Other compensation [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation	783	7,269	22,000
Other compensation [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	2,269	7,269	27,000
Other compensation [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation	783	2,269	12,000
Other compensation [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	2,269	12,269	17,000
Other compensation [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	2,269	2,269	12,000
Other compensation [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	4,769	9,769	8,333
Other compensation [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	4,769	€ 1,513
Other compensation [Member] | I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	2,269
Other compensation [Member] | S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	€ 1,492
Other compensation [Member] | H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation			5,667
Other compensation [Member] | J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation			€ 5,500